UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: March 31, 2011
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

               		 --------------------------
Phone:		212-909-1650
                		--------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 		New York, NY		    May 16, 2011

Report Type	[X]	13F HOLDINGS REPORT
		[  ]	13F NOTICE
		[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              	   0
						          ----------
Form 13F Information Table Entry Total                       	  25
						          ----------
Form 13F Information Table Value Total	              	   $ 301,972
						          ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/	PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN 	CALL DSCRETN Managers SOLE     SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- 	---- ------- -------- -------  ------ ----
Aecom Technology Corp Delawa	COM	      00766T100   16,951   611,289 SH	     SOLE    NONE     611,289	    0	 0
Bank of New York Mellon Corp	COM	      064058100   18,193   609,068 SH	     SOLE    NONE     609,068	    0	 0
Brooks Automation Inc.	        COM	      114340102   10,432   759,818 SH	     SOLE    NONE     759,818	    0	 0
Computer Sciences Corp	        COM	      205363104    8,893   182,491 SH	     SOLE    NONE     182,491	    0	 0
Covidien PLC			SHS	      G2554F113   15,434   297,143 SH	     SOLE    NONE     297,143	    0	 0
Ebay Inc.			COM	      278642103   18,958   610,748 SH	     SOLE    NONE     610,748	    0	 0
Fidelity Natl Information Sv	COM	      31620M106   12,030   368,000 SH	     SOLE    NONE     368,000	    0	 0
General Motors Corp.		COM	      37045V100   10,938   352,500 SH	     SOLE    NONE     352,500	    0	 0
Hewlett Packard Co.		COM	      428236103   13,315   325,000 SH	     SOLE    NONE     325,000	    0	 0
Intuitive Surgical Inc.		COM NEW	      46120E602   11,338    34,000 SH	     SOLE    NONE      34,000	    0	 0
ITT Corp New			COM	      450911102    6,305   105,000 SH	     SOLE    NONE     105,000	    0	 0
Legg Mason Inc.		        COM	      524901105   11,368   315,000 SH	     SOLE    NONE     315,000	    0	 0
Lender Processing Services, Inc.COM	      52602E102   21,916   680,847 SH	     SOLE    NONE     680,847	    0	 0
PACCAR Inc			COM	      693718108    3,665    70,000 SH	     SOLE    NONE      70,000	    0	 0
Primerica Inc.			COM	      74164M108    6,461   253,258 SH	     SOLE    NONE     253,258	    0	 0
Rockwell Collins Inc		cOM	      774341101   12,318   190,000 SH	     SOLE    NONE     190,000	    0	 0
Scotts Miracle Gro Co		CL A	      810186106   14,235   246,064 SH	     SOLE    NONE     246,064	    0	 0
SRA International Inc. 		CL A	      78464R105    6,381   225,000 SH	     SOLE    NONE     225,000	    0	 0
Tempur Pedic Intl, Inc.		COM	      88023U101   11,431   225,647 SH	     SOLE    NONE     225,647	    0	 0
The Jones Group Inc.		COM	      48020T101    7,769   565,000 SH	     SOLE    NONE     565,000	    0	 0
Time Warner, Inc.		COM NEW	      887317303    9,550   267,500 SH	     SOLE    NONE     267,500	    0	 0
Tyco International Ltd.		SHS	      H89128104   11,841   264,500 SH	     SOLE    NONE     264,500	    0	 0
Ultra Clean Holdings, Inc.	COM	      90385V107   14,362 1,389,004 SH	     SOLE    NONE   1,389,004       0	 0
Verint Systems, Inc.		COM	      92343X100   22,012   614,184 SH	     SOLE    NONE     614,184	    0	 0
Weatherford Intl, Ltd.		REG SHS	      H27013103    5,876   260,000 SH	     SOLE    NONE     260,000	    0	 0
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